INTERNALLY DEVELOPED SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
INTERNALLY DEVELOPED SOFTWARE, NET	INTERNALLY DEVELOPED SOFTWARE, NET
Internally developed software, net consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Internally developed software	$11,761	$4,235
Construction in progress	4,339	4,451
Less: accumulated amortization	(3,625)	(1,270)
Total internally developed software, net	$12,475	$7,416
Capitalized costs associated with construction in progress are not amortized into amortization expense until the related assets are put into service.
Total amortization expense for the years ended December 31, 2021, 2020 and 2019 was $2.4 million, $0.8 million, and $0.3 million, respectively.